Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current
Federal
State and local
Total
Deferred
Federal	(2,449,137)	59,852
State and local	(439,343)	11,442
Valuation allowance	2,817,186
Total deferred tax expense	(71,294)	71,294
Total income tax provision	$ (71,294)	$ 71,294